EMPLOYEE BENEFIT PLANS - Schedule of Amounts in AOCI, Not Yet Recognized (Details) - USD ($) $ in Thousands	Oct. 28, 2018	Oct. 29, 2017
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net actuarial loss	$ 10,661	$ 11,843
Unrecognized prior service credit	195	252
Total	10,856	12,095
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net actuarial loss	10,083	11,468
Unrecognized prior service credit	195	252
Total	10,278	11,720
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net actuarial loss	578	375
Unrecognized prior service credit	0	0
Total	$ 578	$ 375